Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization and Principal Activities
Schedule of major subsidiaries and VIE

As of December 31, 2019, the Company’s major subsidiaries and VIE are as follows:

	Date of	Place of	Legal
	incorporation	incorporation	ownership
Subsidiaries:
Baozun Hong Kong Holding Limited	10-Jan-14	HK	100%
Shanghai Baozun E-commerce Limited	11-Nov-03	PRC	100%
Shanghai Bodao E-commerce Limited	30-Mar-10	PRC	100%
Shanghai Yingsai Advertisement Limited	30-Mar-10	PRC	100%
Baozun Hongkong Limited	11-Sep-13	HK	100%
Shanghai Fengbo E-commerce Limited	29-Dec-11	PRC	100%
Baozun Hongkong Investment Limited	21-July-15	HK	100%
Baotong Hong Kong Holding Limited	5-May-16	HK	100%
Baotong E-logistics Technology (Suzhou) Limited	27-March-17	PRC	100%

VIE:
Shanghai Zunyi Business Consulting Ltd.	31-Dec-10	PRC	N/A

Schedule of amounts and balances of Shanghai Zunyi were included in the Group's consolidated financial statement after the elimination of intercompany balances and transactions

The following amounts and balances of Shanghai Zunyi were included in the Group’s consolidated financial statement after the elimination of intercompany balances and transactions:

	As of
	December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalent	4,102	4,218
Accounts receivable, net	319,946	266,717
Inventories, net	30	144
Advance to suppliers	693	933
Amounts due from related parties	12,144	45
Prepayments and other current assets	11,417	224
Investment in an equity investee without readily determinable fair value	5,464	—
Property and equipment, net	4,352	3,716
Intangible assets	63	53
Other non-current assets	52	—
Total assets	358,263	276,050
Accounts payable	4,891	5,048
Income tax payables	675	11,554
Accrued expenses and other current liabilities	6,884	14,520
Total liabilities	12,450	31,122

	For Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	253,551	490,796	626,912
Operating expenses	182,715	391,595	544,727
Net income	71,102	90,753	65,279
Net cash provided by (used in) operating activities	959	(5)	356
Net cash provided by (used in) investing activities	859	553	(240)